Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating lease related assets and liabilities
	As of December 31,
	2021	2022
Right-of-use Assets	$1,194,859	$865,399

Lease payment liabilities-current	(800,658)	(435,462)
Lease payment liabilities- non-current	(446,140)	(300,974)
Total	$(1,246,798)	$(736,436)

Schedule of lease expense
	For the years ended December 31,
	2020	2021	2022
Operating leases cost excluding short-term rental expense	$1,567,532	$1,207,920	$739,582
Short-term lease cost	17,714	8,991	51,274
Total	$1,585,246	$1,216,911	$790,856

Schedule of future minimum payments operating leases
For the year ended December 31,	Operating Leases
2023	$509,152
2024	200,912
2025	60,749
Total lease payments	770,813
Less: imputed interest	(34,377)
Total	$736,436